Income Taxes, Deferred Income Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets [Abstract]
Fixed assets and intangibles	$ 135	$ 156
Leases	106	0
Accrued expenses	2,066	333
Net operating loss carryforward	6,679	4,626
Capital loss carryforward	0	501
Investment difference	148	0
R&D credit carryforward	325	181
Subtotal	9,459	5,797
Less valuation allowance	(9,297)	(5,774)
Total deferred tax asset	162	23
Deferred Tax (Liabilities) [Abstract]
Investment difference	0	(15)
Leases	(101)	0
Prepaid expenses	(61)	(11)
Total deferred tax (liability)	(162)	(26)
Net deferred tax asset (liability)	0	(3)
Change in total valuation allowance	3,500	$ 3,100
R&D Credit Carryforwards [Member]
Tax Credit Carryforward [Abstract]
Tax credit carryforward	$ 400
Tax credit carryforward, expiration date	Jan. 01, 2038
Federal [Member]
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 27,800
State [Member]
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 17,000
Operating loss carryforwards , expiration date	Jan. 01, 2034